Supplementary Financial Information - Schedule of Supplementary Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Institutions - VAT	$ 205	$ 287
Prepaid expenses	602	706
Government grants receivable	424	234
Other	10
Total current assets	1,242	1,227
Accrued expenses	3,712	2,434
Employee-related accrued expenses	309	281
Provision for vacation	217	229
Accounts payable-other	4,238	2,944
Payroll and related expenses	4,407	5,182	$ 4,636
Subcontractors and consultation	9,249	7,158	12,450
Materials	998	1,681	768
Patent expenses	764	780	797
Depreciation	1,580	1,086	106
Office rent and maintenance	750	1,364	721
Other	423	704	481
Research and Development Expenses Gross	18,171	17,955	19,959
Government grants	(2,701)	(2,015)	(2,189)
Research and development expenses, net	15,470	15,940	17,770
Payroll and related expenses	1,775	1,838	2,681
Management and professional fees	2,141	2,131	2,212
Foreign travel	175	340	279
Depreciation	115	70	50
Other	737	841	625
Administrative and general expenses	4,943	5,220	5,847
Payroll and related expenses		355	346
Consultation		42	216
Marketing expenses		$ 397	$ 562